Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The following table summarizes the carrying value of the Company’s property and equipment.

	December 31,
	2021	2020
	in thousands
Land and land improvements	$930	$930
Buildings	1,748	1,748
Leasehold improvements	10,309	7,917
Furniture and equipment	15,121	13,829
Computer equipment and software	20,405	25,609
Automobiles	738	747

Total property and equipment	$49,251	$50,780
Less: accumulated depreciation	(20,888)	(24,958)

Property and equipment, net	$28,363	$25,822